Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (2,145,530)	$ (9,075,353)	$ (61,995,758)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,201	1,179	62,358
Deferred taxes			1,790,260
Loss on disposal of fixed assets	942
Impairment loss on loans to third parties		4,800,000	56,242,596
Impairment loss on fixed assets
Changes in operating assets and liabilities:
Accounts receivable		7,264	(1,450,857)
Other receivables	49,409	541,541	2,782,583
Prepayments	(17,859)	7,577	23,842
Due from related parties	(276,385)	73,026	389,337
Long-term office rental deposit
Accrued payroll	(168,016)	(453,467)	80,431
Other payables and accruals	(122,118)	42,901	(78,971)
Tax payable	(1,053,249)	67,054	202,515
Accounts Payable
Other Assets
Long-term prepayment	3,031	1,549	3,705
Estimated Liabilities	(1,127,945)	168,064	971,268
Advance from customers			(94,688)
Net cash (used in)/provided by operating activities	(4,854,519)	(3,818,665)	(1,071,379)
Cash flows from investing activities:
Purchases of property and equipment	(5,374)	(108,095)
Loans to third parties	(2,450,000)		(200,000)
Collection of loans to third parties
Proceeds on disposal of fixed assets	100,000
Net cash (used in)/provided by investing activities	(2,355,374)	(108,095)	(200,000)
Cash flows from financing activities:
Proceeds from related party			(31,201)
Repayment to a related party
Proceeds from shares and warrants placement (net of offering cost of $100,000 (2020: $222,000))	3,599,502	4,278,000
Net cash provided by/ (used in) financing activities	3,599,502	4,278,000	(31,201)
Effect of exchange rate changes on cash	557,416	2,909,480	(262,681)
Net increase (decrease) in cash	(3,052,975)	3,260,720	(1,565,261)
Cash at beginning of year	3,274,287	13,567	1,578,828
Cash at end of year	221,312	3,274,287	13,567
Supplemental disclosure of cash flow information
Interest paid
Income taxes paid
Non- cash investing activities
Deferred offering costs